Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Derivative financial instruments
Derivative financial instruments
13.    Derivative financial instruments
The following table details quantitative information on the notional amounts and carrying amounts of the derivative instruments used for hedging by type of risk hedged and type of hedge:

	December 31, 2021
	Nominal amount	Carrying amount of hedging instruments
		Asset (1)	Liability (2)
Interest rate risk
Fair value hedges	40,000	1,282	—
Cash flow hedges	20,000	—	(538)
Interest rate and foreign exchange risk
Fair value hedges	428,067	783	(20,908)
Cash flow hedges	455,864	8,740	(7,009)
	943,931	10,805	(28,455)

	December 31, 2020
	Nominal amount	Carrying amount of hedging instruments
		Asset (1)	Liability (2)
Interest rate risk
Fair value hedges	85,667	1,831	(233)
Cash flow hedges	60,000	—	(1,541)
Interest rate and foreign exchange risk
Fair value hedges	344,489	2,856	(3,848)
Cash flow hedges	221,508	23,091	—
Foreign exchange risk
Cash flow hedges	71,353	—	(3,589)
	783,017	27,778	(9,211)
(1)Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
As part of the financial risk management, the Bank has used the following hedging relationships:
-    Fair value hedge
-    Cash flow hedge
-    Net investment hedge
For control purposes, derivative instruments are recorded at their nominal amount in control accounts. Interest rate swaps are made either in a single currency or cross currency for a prescribed period to exchange a series of interest rate flows, which involve fixed for floating interest payments, and vice versa. The Bank also engages in certain foreign exchange forward contracts to serve customers’ transaction needs and to manage foreign currency risk. All such positions are hedged with an offsetting contract for the same currency.
The Bank manages and controls the risks on these foreign exchange hedges by establishing counterparty credit limits by customer and by adopting policies that do not allow for open positions in the loan and investment portfolios. The Bank also has used foreign exchange forward contracts to hedge the foreign exchange risk associated with the Bank’s equity investment in a non-U.S. dollar functional currency foreign entity. Derivative and foreign exchange forward instruments negotiated by the Bank are executed mainly over-the-counter (OTC). These contracts are executed between two counterparties that negotiate specific agreement terms, including notional amount, exercise price and maturity.
A.    Fair value hedges
This type of hedge is used to mitigate the risk of changes in foreign exchange currency rates, as well as changes in interest rate risk. Within the derivative financial instruments used by the Bank for fair value hedging are interest rate swap contracts whereby a series of interest rate flows in a single currency are exchanged over a prescribed period and cross currency swaps contracts that generally involve the exchange of both interest and principal amounts in two different currencies.
The Bank’s exposure to interest rate risk is disclosed in Note 5(C)(i). Interest rate risk to which the Bank applies hedge accounting arises from fixed-rate euro medium term notes and other long-term notes issuances (“Certificados Bursatiles”), fixed-rate loans and advances, whose fair value fluctuates when benchmark interest rates change. The Bank hedges interest rate risk only to the extent of benchmark interest rates because the changes in fair value of a fixed-rate note or loan are significantly influenced by changes in the benchmark interest rate (USD Libor or SOFR). Hedge accounting is applied where economic hedging relationships meet the hedge accounting criteria.
Before fair value hedge accounting is applied by the Bank, the Bank determines whether an economic relationship between the hedged item and the hedging instrument exists based on an assessment of the qualitative characteristics of these items and the hedged risk that is supported by quantitative analysis. The Bank considers whether the critical terms of the hedged item and hedging instrument closely align when assessing the presence of an economic relationship. The Bank assesses whether the fair value of the hedged item and the hedging instrument respond similarly to similar risks. The Bank further supports this qualitative assessment by using regression analysis to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the fair value of the hedged item. The sources of ineffectiveness mainly come from forward rates, discount rates and cross currency basis (cost of the operation).
The following table details the notional amounts and carrying amounts of derivative instruments used in fair value hedges by type of risk and hedged item, along with the changes during the years used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2021
	Nominal amount	Carrying amount of hedging instruments		Changes in fair value used to calculate hedge ineffectiveness (3)	Ineffectiveness recognized in profit or loss (3)
		Asset (1)	Liability (2)
Interest rate risk
Borrowings and debt	40,000	1,282	—	(19)	22
Interest rate and foreign exchange risk
Loans	3,006	333	—	(23)	(119)
Borrowings and debt	425,061	450	(20,908)	(18,614)	(1,283)
Total	468,067	2,065	(20,908)	(18,656)	(1,380)

	December 31, 2020
	Nominal amount	Carrying amount of hedging instruments		Changes in fair value used to calculate hedge ineffectiveness (3)	Ineffectiveness recognized in profit or loss (3)
		Asset (1)	Liability (2)
Interest rate risk
Loans	10,667	—	(132)	84	1
Securities at FVOCI	5,000	—	(101)	(29)	(20)
Borrowings and debt	70,000	1,831	—	199	(27)
Interest rate and foreign exchange risk
Loans	4,075	356	—	178	(149)
Borrowings and debt	340,414	2,500	(3,848)	(2,524)	(468)
Total	430,156	4,687	(4,081)	(2,092)	(663)
(1)Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2)Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3)Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.
A.    Fair value hedges (continued)
The following table details the notional amounts and carrying amounts of the fair value hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2021
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	Change in fair value of the hedged items used to calculate hedge ineffectiveness(1)
	Asset	Liability
Interest rate risk
Borrowings and debt	—	(41,315)	Borrowings and debt, net	—	41
Interest rate and foreign exchange risk
Loans	2,717	—		(751)	(96)
Borrowings and debt	—	(406,724)	Borrowings and debt, net	18,919	17,331
Total	2,717	(448,039)		18,168	17,276

	December 31, 2020
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	Change in fair value of the hedged items used to calculate hedge ineffectiveness(1)
	Asset	Liability
Interest rate risk
Loans	10,837	—	Loans, net	74	(83)
Securities at FVOCI	5,113	—	Securities and other financial assets, net	85	9
Borrowings and debt	—	(71,937)	Borrowings and debt, net	(292)	(226)
Interest rate and foreign exchange risk
Loans	3,789	—	Loans, net	(654)	(327)
Borrowings and debt	—	(339,688)	Borrowings and debt, net	1,083	2,056
Total	19,739	(411,625)		296	1,429
(1)Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.
A.    Fair value hedges (continued)
The following table details the maturity of the notional amount for the derivative instruments used in fair value hedges:

	December 31, 2021
Maturity	Interest rate swaps	Cross currency swaps	Total
Fair value hedge
Less than 1 year	40,000	271,646	311,646
Over 1 to 2 years	—	3,006	3,006
Over 2 to 5 years	—	153,415	153,415
Total	40,000	428,067	468,067

	December 31, 2020
Maturity	Interest rate swaps	Cross currency swaps	Total
Fair value hedge
Less than 1 year	85,667	—	85,667
Over 1 to 2 years	—	271,646	271,646
Over 2 to 5 years	—	72,843	72,843
Total	85,667	344,489	430,156
B.    Cash flow hedges
This type of hedge is used to mitigate the risk of changes in foreign exchange currency rates, as well as changes in interest rate risk, that could include variability in the future cash flows. Within the derivative financial instruments used by the Bank for cash flow hedging are interest rate swaps contracts whereby a series of interest rate flows in a single currency are exchanged over a prescribed period, cross currency swaps contracts that generally involve the exchange of both interest and principal amounts in two different currencies, and foreign exchange forward contracts, an agreement to purchase or sell foreign currency at a future date at agreed-upon terms.
The Bank’s exposure to market risk is disclosed in Note 5 (C) (i) and (ii). The Bank determines the amount of the exposure to which it applies hedge accounting by assessing the potential impact of changes in interest rates and foreign currency exchange rates on the future cash flows. This assessment is performed using analytical techniques, such as cash flow sensitivity analysis. As noted above for fair value hedges, by using derivative financial instruments to hedge exposures to changes in interest rates and foreign currency exchange rates, the Bank exposes itself to credit risk of the counterparties to the derivatives, which is not offset by the hedged items. This exposure is managed similarly to that of fair value hedges.
The Bank determines whether an economic relationship exists between the cash flows of the hedged item and the hedging instrument based on an assessment of the qualitative characteristics of these items and the hedged risk that is supported by quantitative analysis. The Bank considers whether the critical terms of the hedged item and the hedging instrument closely align when assessing the presence of an economic relationship. The Bank assesses whether the cash flows of the hedged item and the hedging instrument respond similarly to the hedged risk, such as the benchmark interest rate or foreign currency. The Bank further supports this qualitative assessment by using sensitivity analysis to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the present value of the hedged item. The Bank assesses hedge effectiveness using the hypothetical derivative method, which creates a derivative instrument to serve as a proxy for the hedged transaction. The terms of the hypothetical derivative match the critical terms of the hedged item and it has a fair value of zero at inception. The sources of ineffectiveness arise mainly because of the differences in discount rates (OIS - Overnight Index Swap).
B.    Cash flow hedges (continued)
The maximum length of time over which the Bank has hedged its exposure to the variability in future cash flows on forecasted transactions is 6 years.

The Bank recognized the lifetime associated cost of foreign exchange forward contracts where the hedge item is either asset or liability, as interest income or interest expense in the consolidated statement of profit or loss, as an adjustment to the yield of the hedge item creating an accumulated reserve in OCI in the consolidated statement of financial position, reclassified to profit or loss at their maturity.

	December 31, 2021
		Carrying amount of hedging instruments		Change in fair value used for calculating hedge ineffectiveness	Changes in the fair value of the hedging instruments recognized in OCI (3)	Ineffectiveness recognized in profit or loss (4)	Amount reclassified from the hedge reserve to profit or loss (4)
	Nominal amount	Asset (1)	Liability (2)
Interest rate risk
Borrowings and debt	20,000	—	(538)	562	560	(2)	(423)
Interest rate and foreign exchange risk
Borrowings and debt	455,864	8,740	(7,009)	(21,267)	(20,920)	347	—
Foreign exchange risk
Loans	—	—	—	—	—	—	(3,589)
Total	475,864	8,740	(7,547)	(20,705)	(20,360)	345	(4,012)

	December 31, 2020
		Carrying amount of hedging instruments		Change in fair value used for calculating hedge ineffectiveness	Changes in the fair value of the hedging instruments recognized in OCI (3)	Ineffectiveness recognized in profit or loss (4)	Amount reclassified from the hedge reserve to profit or loss (4)
	Nominal amount	Asset (1)	Liability (2)
Interest rate risk
Borrowings and debt	60,000	—	(1,541)	(443)	(442)	1	(75)
Interest rate and foreign exchange risk
Borrowings and debt	221,508	23,091	—	23,380	23,481	101	(1,697)
Foreign exchange risk
Loans	71,353	—	(3,589)	(3,466)	(3,465)	1	(1,927)
Total	352,861	23,091	(5,130)	19,471	19,574	103	(3,699)
(1) Included in the consolidated statement of financial position under the line Derivative financial instruments - assets.
(2) Included in the consolidated statement of financial position under the line Derivative financial instruments - liabilities.
(3) Included in equity in the consolidated statement of financial position under the line Other comprehensive income.
(4) Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.
B.    Cash flow hedges (continued)
The following table details the nominal amounts and carrying amounts of the cash flow hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2021
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Change in the fair value of the hedged items used to calculate the hedge ineffectiveness (1)	Cash flow hedge reserve
	Asset	Liability
Interest rate risk
Borrowings and debt	—	(20,041)	Borrowings and debt, net	(560)	—
Interest rate and foreign exchange risk
Borrowings and debt	—	(470,181)	Borrowings and debt, net	20,920	10,756
Total	—	(490,222)		20,360	10,756

	December 31, 2020
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Change in the fair value of the hedged items used to calculate the hedge ineffectiveness (1)	Cash flow hedge reserve
	Asset	Liability
Interest rate risk
Borrowings and debt	—	(20,045)	Borrowings and debt, net	442	1,440
Interest rate and foreign exchange risk
Borrowings and debt	—	(243,817)	Borrowings and debt, net	(23,481)	(1,980)
Foreign exchange risk
Loans	74,509	—	Loans, net	3,465	562
Total	74,509	(263,862)		(19,574)	22
(1) Included in the consolidated statement of profit or loss under the line Loss on financial instruments, net.
B.    Cash flow hedges (continued)
The following table details the maturity of the derivative instruments used in cash flow hedges:

	December 31, 2021
Maturity	Interest rate swaps	Cross currency swaps	Total
Cash flow hedge
Less than 1 year	—	108,779	108,779
Over 1 to 2 years	20,000	30,332	50,332
Over 2 to 5 years	—	299,684	299,684
More than 5 years	—	17,069	17,069
Total	20,000	455,864	475,864
—

	December 31, 2020
Maturity	Foreign exchange forwards	Interest rate swaps	Cross currency swaps	Total
Cash flow hedge
Less than 1 year	71,353	40,000	—	111,353
Over 2 to 5 years	—	20,000	197,854	217,854
More than 5 years	—	—	23,654	23,654
Total	71,353	60,000	221,508	352,861